Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests Narrative (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Derivative Financial Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Prior service credits related primarily to benefit plan amendments	$ 419
Actuarial Gains/(Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Prior service credits related primarily to benefit plan amendments	(549)
Prior Service (Costs)/ Credits and Other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Prior service credits related primarily to benefit plan amendments	$ 138